Other Non-financial Assets and Liabilities - Other non-financial assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	$ 153,163,381	$ 100,497,325
Other non-current non-financial assets	148,597,823	238,393,864
Value-added tax credit and other taxes
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	77,391,041	41,702,626
Other non-current non-financial assets	119,922,021	209,515,973
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	71,246,247	55,689,522
Water right credits
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	18,220,080	14,419,852
Spare parts with a consumption schedule of more than 12 months
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	7,441,985	8,399,351
Guarantee deposit
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	1,773,050	3,953,515
Other
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	4,526,093	3,105,177
Other non-current non-financial assets	$ 1,240,687	$ 2,105,173